Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalent

Cash and cash equivalents consist of the following:

(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Cash and bank deposits	1,220	1,840
Deposits with financial institutions	261	465
	1,481	2,305